GOVERNMENT ASSISTANCE	12 Months Ended
Nov. 30, 2021
GOVERNMENT ASSISTANCE
GOVERNMENT ASSISTANCE

20. GOVERNMENT ASSISTANCE

Accounting Policy

The Company recognizes government grants when there is reasonable assurance that it will comply with the conditions required to qualify for the grant, and that the grant will be received. Government grants and assistance are recognized as a reduction in the related expense in the period in which there is reasonable assurance that the grant or assistance has become receivable and all conditions, if any, have been satisfied.

Explanatory information

The Company applied for COVID-19 financial relief in Canada under the Canada Emergency Wage Subsidy (“CEWS”) program. The CEWS program is a wage subsidy program launched by the Canadian federal government to qualifying employers to subsidize payroll costs during the COVID-19 pandemic. The qualified subsidy amounts received under the CEWS program are non-repayable.

As at November 30, 2021, the Company qualified to receive the CEWS, and of the $7,340 applied for in year ended November 30, 2021 (November 30, 2020 - $4,478), $7,226 has been received (November 30, 2020 - $3,403) with $114  (November 30, 2020 - $1,075) accrued for under trade and other receivables (Note 6). For the $7,340 applied for in the year ended November 30, 2021, the Company has applied the CEWS as a reduction against the following:

	For the year ended
		November 30,
	2021	2020
	$	$
Inventory / Cost of sales	1,628	1,968
Wages and salaries	5,712	2,510
	7,340	4,478

As at November 30, 2021, $109 of CEWS is recognized within inventory.